Note 18 - Leases (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 23, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Lease, Cost			$ 266,000	$ 274,000
Operating Lease, Expense			308,000	274,000
Sale and Leaseback Transaction, Gain (Loss), Net			$ 1,485,000	$ 0
Office Building [Member]
Sale Leaseback Transaction, Lease Term (Year)	15 years
Sale Leaseback Transaction, Base Annual Rental Payments	$ 279,300
Sale Leaseback Transaction, Percentage Increase in Annual Rental Payments	2.00%
Sale and Leaseback Transaction, Gain (Loss), Net	$ 1,500,000
Chalfont Lease [Member]
Loss on Contract Termination		$ 57,000
Termination of Lease, Yearly Decrease in Occupancy		$ 142,000